TRADE PAYABLES AND OTHER - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables [abstract]
Revenue recognized related to contract liabilities	€ 31	€ 57
Deferred revenue related to contract liabilities	€ 60	€ 62